Jensen Quality Value Fund
Schedule of Investments
August 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.88%
Air Freight & Logistics - 3.21%
Expeditors International of Washington, Inc.	19,550	$1,728,025

Building Products - 4.10%
Lennox International, Inc.	7,860	2,203,393

Chemicals - 2.10%
Scotts Miracle-Gro Co.	6,710	1,130,836

Commercial Services & Supplies - 3.86%
Copart, Inc. (a)	15,590	1,610,758
Herman Miller, Inc.	19,620	467,545
		2,078,303
Communications Equipment - 2.49%
F5 Networks, Inc. (a)	10,120	1,339,180

Containers & Packaging - 4.04%
Crown Holdings, Inc. (a)	28,310	2,175,624

Distributors - 3.25%
Genuine Parts Co.	18,540	1,750,918

Electronic Equipment, Instruments & Components - 0.57%
Amphenol Corp. - Class A	2,770	304,146

Food & Staples Retailing - 2.69%
Kroger Co.	40,480	1,444,326

Food Products - 8.58%
Campbell Soup Co.	28,130	1,479,919
General Mills, Inc.	26,480	1,693,397
Kellogg Co.	20,330	1,441,600
		4,614,916
Health Care Equipment & Supplies - 2.99%
Hill-Rom Holdings, Inc.	17,150	1,608,499

Health Care Providers & Services - 7.10%
Encompass Health Corp.	31,670	2,066,150
Laboratory Corporation of America Holdings (a)	9,980	1,753,985
		3,820,135
Household Products - 2.60%
Church & Dwight Co, Inc.	14,590	1,398,160

IT Services - 8.36%
Broadridge Financial Solutions, Inc.	15,400	2,115,959
MAXIMUS, Inc.	12,980	1,006,599
Paychex, Inc.	17,970	1,374,166
		4,496,724
Leisure Products - 2.05%
Hasbro, Inc.	13,940	1,100,424

Life Sciences Tools & Services - 1.08%
Waters Corp. (a)	2,680	579,577

Machinery - 2.48%
Donaldson Co, Inc.	26,530	1,336,051

Media - 1.93%
Omnicom Group, Inc.	19,170	1,036,905

Professional Services - 3.46%
Equifax, Inc.	11,070	1,862,749

Real Estate Management & Development - 3.14%
CBRE Group, Inc. - Class A (a)	35,900	1,688,377

Road & Rail - 2.90%
Landstar System, Inc.	11,730	1,561,146

Semiconductors & Semiconductor Equipment - 5.14%
Microchip Technology, Inc.	4,770	523,269
ON Semiconductor Corp. (a)	67,981	1,452,754
Xilinx, Inc.	7,600	791,616
		2,767,639
Software - 1.25%
Teradata Corp. (a)	27,710	674,739

Specialty Retail - 5.74%
Best Buy Company, Inc.	15,110	1,675,849
Tractor Supply Co.	9,500	1,413,885
		3,089,734
Technology Hardware, Storage & Peripherals - 1.22%
NetApp, Inc.	13,840	655,878

Textiles, Apparel & Luxury Goods - 4.04%
Carter's, Inc.	15,090	1,201,466
Levi Strauss & Co. - Class A	78,750	970,200
		2,171,666
Trading Companies & Distributors - 2.51%
WW Grainger, Inc.	3,700	1,352,091

TOTAL COMMON STOCKS (Cost $42,858,080)		49,970,161

SHORT-TERM INVESTMENTS - 5.10%
First American Treasury Obligations Fund - Class X, 0.066% (b)	2,746,399	2,746,399
TOTAL SHORT-TERM INVESTMENTS (Cost $2,746,399)		2,746,399

Total Investments (Cost $45,604,479) - 97.98%		52,716,560
Other Assets in Excess of Liabilities - 2.02%		1,085,205
TOTAL NET ASSETS - 100.00%		$53,801,765

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Seven day yield as of August 31, 2020.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedule of investments.

Summary of Fair Value Exposure at August 31, 2020

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.
The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.
Level 2 – Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability.
Level 3 – Significant unobservable prices or inputs (includes the Board of Trustees and Valuation Committee’s own assumption in determining the fair value of investments).

The following is a summary of the inputs used, as of August 31, 2020, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stocks*	$49,970,161	$-	$-	$49,970,161
Short-Term Investments	2,746,399	-	-	2,746,399
Total Investments in Securities	$52,716,560	$-	$-	$52,716,560

* For further breakdown of common stocks by industry type, please refer to the Schedule of Investments.

For the period ended August 31, 2020 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.